Derivative Hedging Instruments	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Hedging Instruments

NOTE 24 - DERIVATIVE HEDGING INSTRUMENTS

To accommodate customer need and to support the Company’s asset/liability positioning, on occasion we enter into interest rate swaps with a customer and a bank counterparty. The Company enters into a floating rate loan and a fixed rate swap with our customer. Simultaneously, the Company enters into an offsetting fixed rate swap with a bank counterparty. In connection with each swap transaction, the Company agrees to pay interest to the customer on a notional amount at a variable interest rate and receive interest from the customer on the same notional amount at a fixed interest rate. At the same time, the Company agrees to pay a bank counterparty the same fixed interest rate on the same notional amount and receive the same variable interest rate on the same notional amount. These transactions allow the Company’s customer to effectively convert variable rate loans to fixed rate loans. Since the Company acts as an intermediary for its customer, changes in the fair value of the underlying derivative contracts offset each other and do not significantly impact the Company’s results of operations.

The following table summarizes the Company’s interest rate swap positions and the impact of a 1 basis point change in interest rates as of December 31, 2015.

		Weighted	Impact of a
	Notional	Average Rate	1 basis point change	Repricing
	Amount	Received/(Paid)	in interest rates	Frequency
Derivative Assets	$35,534	5.31%	$20	Monthly
Derivative Liabilities	(35,534)	-5.31%	(20)	Monthly

Net Exposure	$—		$—

The following table summarizes the Company’s interest rate swap positions and the impact of a 1 basis point change in interest rates as of December 31, 2014.

		Weighted	Impact of a
	Notional	Average Rate	1 basis point change	Repricing
	Amount	Received/(Paid)	in interest rates	Frequency
Derivative Assets	$29,060	5.47%	$19	Monthly
Derivative Liabilities	(29,060)	-5.47%	(19)	Monthly

Net Exposure	$—		$—

The Company monitors and controls all derivative products with a comprehensive Board of Director approved commercial loan swap policy. All hedge transactions must be approved in advance by the Lenders Loan Committee or the Directors Loan Committee of the Board of Directors.